Equity - Schedule of changes in currency translation reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [table]
Opening balance	€ (2,342)	€ (4,013)
Closing balance	540	(2,342)	€ (4,013)
Currency translation reserve [member]
Disclosure of reserves within equity [table]
Opening balance	(3,636)	(2,079)	(2,043)
Unrealised revaluations	(61)	106	(134)
Realised gains/losses transferred to the statement of profit or loss		(1)	(138)
Exchange rate differences	214	(1,662)	236
Closing balance	€ (3,483)	€ (3,636)	€ (2,079)